EMPLOYEE BENEFITS - Defined benefit plan actuarial assumptions (Details)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information about defined benefit plans [abstract]
Discount rate at the end of the year	3.82%	2.74%	3.35%
Future salary growth	3.00%	3.27%	3.32%